UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Latin
America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Latin America Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value
Argentina - 1.3%
	Tenaris SA (a)(b)	125,000	$ 2,473,750
	Ternium SA (a)	158,000	1,474,140
	Total Common Stocks in Argentina		3,947,890
Brazil - 73.0%
	Agra Empreendimentos Imobiliarios SA (c)	400,000	305,172
	All America Latina Logistica SA	650,000	2,465,517
	Amil Partcipacoes SA	545,000	1,691,379
	Anhanguera Educaional Participacoes SA	365,000	1,919,397
	B2W Companhia Global Do Varejo	100,000	1,071,121
	BM&F Bovespa SA	850,000	2,451,078
	Banco ABC Brasil SA (Preference Shares)	300,000	603,879
	Banco Bradesco SA (a)(b)	2,025,000	18,123,750
	Banco Industrial e Comercial SA (Preference Shares)	400,000	705,172
	Banco Itau Holding Financeira SA (a)	1,350,000	13,554,000
	Bradespar SA (Preference Shares)	950,000	9,585,991
	Cia Brasileira de Distribuicao Grupo Pao de Acucar (a)	34,400	882,360
	Cia de Bebidas das Americas (a)(b)	25,000	858,000
	Cia de Bebidas das Americas (Preference Shares) (a)	300,000	12,237,000
	Cia de Concessoes Rodoviarias	190,000	1,871,336
	Cia Energetica de Minas Gerais (a)(b)	150,000	2,038,500
	Cia Siderurgica Nacional SA (a)	185,000	2,793,500
	Companhia de Saneamento de Minas Gerais	98,000	808,922
	Companhia Vale do Rio Doce (Preference 'A' Shares) (a)	2,350,000	28,529,000
	Cyrela Brazil Realty SA	985,000	3,948,491
	Diagnosticos da America SA	243,000	2,356,681
	EDP - Energias do Brasil SA	125,000	1,196,121
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA
	(Preference 'B' Shares)	80,000	896,552
	Empresa Nacional de Comercio Redito e Participacoes SA
	(Preference Shares) (c)	9,984	70,318
	Equatorial Energia SA	98,000	432,974
	GVT Holding SA (c)	210,000	2,247,543
	Gol - Linhas Aereas Inteligentes SA (a)(b)	175,000	752,500
	Hypermarcas SA (c)	420,000	2,023,966
	Lojas Renner SA	300,000	1,829,741
	Lupatech SA (c)	155,000	1,650,216
	Marcopolo SA (Preference Shares)	400,000	517,241
	Metalfrio Solutions SA	209,000	620,694
	Mrv Engenharia e Participacoes SA	320,000	1,489,655
	NET Servicos de Comunicacao SA (Preference Shares) (c)	1,000,000	6,340,517
	OGX Petroleo e Gas Participacoes SA (c)	9,000	2,133,621
	PDG Realty SA Empreendimentos e Participacoes	280,000	1,490,517
	Petroleo Brasileiro SA (a)	1,975,000	42,778,500
	Porto Seguro SA	410,000	2,421,121
	Profarma Distribuidora de Produtos Farmaceuticos SA	88,000	216,207

BlackRock Latin America Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Redecard SA	400,000	$ 4,525,862
	Rodobens Negocios Imobiliarios SA	105,000	353,470
	Suzano Papel e Celulose SA (Preference Shares) (c)	175,000	882,543
	Tam SA (Preference Shares) (a)	300,000	2,196,000
	Tele Norte Leste Participacoes SA (a)	260,000	3,198,000
	Tempo Participacoes SA (c)	1,240,000	1,651,552
	Terna Participacoes SA	100,000	818,966
	Tim Participacoes SA (a)	125,000	1,758,750
	Totvs SA	81,004	1,386,146
	Tractebel Energia SA	250,000	1,933,190
	Ultrapar Participacoes SA (Preference Shares)	50,000	1,149,784
	Uniao de Bancos Brasileiros SA (a)	294,000	16,546,320
	Usinas Siderurgicas de Minas Gerais SA	110,000	1,280,172
	Usinas Siderurgicas de Minas Gerais SA
	(Preference 'A' Shares)	950,000	11,817,672
	WEG SA	222,000	1,114,785
	Total Common Stocks in Brazil		228,521,462
Chile - 3.4%
	Antofagasta Plc	500,000	3,006,576
	Banco Santander Chile SA (a)	90,000	3,184,200
	Empresa Nacional de Electricidad SA (a)	117,000	4,373,460
	Total Common Stocks in Chile		10,564,236
Mexico - 18.3%
	America Movil, SA de CV (a)(b)	1,070,000	30,505,700
	Desarrolladora Homex SA de CV (a)(b)(c)	170,612	3,253,571
	Fomento Economico Mexicano, SA de CV (a)	190,000	5,348,500
	Grupo Financiero Banorte, SA de CV 'O'	2,826,200	3,731,600
	Grupo Mexico, SA de CV	1,600,000	883,117
	Grupo Televisa, SA (a)	625,000	8,743,750
	Wal-Mart de Mexico, SA de CV	2,250,000	4,696,603
	Total Common Stocks in Mexico		57,162,841
Panama - 0.6%
	Copa Holdings SA Class A	75,000	1,968,000
	Total Common Stocks in Panama		1,968,000
Peru - 2.2%
	Cia de Minas Buenaventura SA (a)	150,000	2,826,000
	Credicorp Ltd.	100,000	4,130,000
	Total Common Stocks in Peru		6,956,000
	Total Long-Term Investments
	(Cost - $408,222,044) - 98.8%		309,120,429

BlackRock Latin America Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Beneficial
		Interest
Country	Short-Term Securities	(000)	Value
United States - 9.0%
	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 0.66% (d)(e)	$ 2,161	$ 2,160,901
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.77% (d)(e)(f)	26,048	26,047,750
	Total Short-Term Securities
	(Cost - $28,208,651) - 9.0%		28,208,651
	Total Investments
	(Cost - $436,430,695*) - 107.8%		337,329,080
	Liabilities in Excess of Other Assets - (7.8)%		(24,357,253)
	Net Assets - 100.0%	$ 312,971,827

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 461,151,387
Gross unrealized appreciation	$ 12,671,045
Gross unrealized depreciation	(136,493,352)
Net unrealized depreciation	$ (123,822,307)

(a) Depositary receipts.

(b) Security, or a portion of security, is on loan.

(c) Non-income producing security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ 2,160,901	$ 7,049
BlackRock Liquidity Series, LLC Money Market Series	$ 15,227,000	$ 17,443

(e) Represents the current yield as of report date.

(f) Security was purchased with cash proceeds from securities loans.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Latin America Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)					(Percentages shown are based on Net Assets)

• Foreign currency exchange contracts as of January 31, 2009 were as follows:

	Currency		Currency		Settlement	Unrealized
	Purchased		Sold	Counterparty	Date	Depreciation
BRL	2,028,133	USD	894,633	Brown Brothers
				Harriman & Co.	2/02/09	$ (21,285)
USD	454,123	GBP	317,473	State Street
				Bank & Trust Co.	2/02/09	(5,925)
MXN	2,195,325	USD	154,898	State Street
				Bank & Trust Co.	2/03/09	(2,237)
MXN	7,577,517	USD	527,647	State Street
				Bank & Trust Co.	2/04/09	(835)
MXN	1,353,827	USD	94,498	State Street
				Bank & Trust Co.	2/05/09	-
Total						$ (30,282)

• Currency Abbreviations:
BRL	Brazilian Real
GBP	British Pound
MXN	Mexican New Peso
USD	US Dollar

BlackRock Latin America Fund, Inc.

Schedule of Investments January 31, 2009 (Unaudited)

  The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Liabilities
Level 1	$ 306,113,853	-
Level 2	31,215,227	$ (30,282)
Level 3	-	-
Total	$ 337,329,080	$ (30,282)

* Other financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Latin America Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date: March 25, 2009